FAIR VALUE MEASUREMENTS - Key inputs (Details)	Mar. 31, 2021 Y	Dec. 31, 2020 Y	Sep. 19, 2019 Y $ / shares
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Input	0.96	0.42	1.7
Expected term (years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Input | Y	5	5	1.5
Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Input	40.0	40.0	40.0
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Input	11.50	11.50	11.60
Fair value of Units
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Input | $ / shares			7.66